The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Multi-Manager Value Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 24, 2020 (Accession No. 0001193125-20-014165), which is incorporated herein by reference.